Leasehold Improvement and Equipment, Net - Schedule of Leasehold Improvement and Equipment, Net (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Schedule of Leasehold Improvement and Equipment, Net [Line Items]
Total property plant and equipment gross	$ 290,084	$ 290,084
Less: accumulated depreciation	(172,489)	(154,522)
Total	117,595	135,562
Leasehold improvement [Member]
Schedule of Leasehold Improvement and Equipment, Net [Line Items]
Total property plant and equipment gross	83,167	83,167
Office equipment and others [Member]
Schedule of Leasehold Improvement and Equipment, Net [Line Items]
Total property plant and equipment gross	$ 206,917	$ 206,917